Consolidated statements of financial position - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Non-current assets
Goodwill	€ 44,155	€ 18,726	€ 18,599
Intangible assets	37,875	31,668	32,981
Property, plant & equipment	94,276	84,451	88,267
Right-of-use assets	8,420	9,054	10,996
Investments in joint ventures	0	0	0
Deferred tax assets	1,186	227	201
Investments in convertible loans	3,494	3,560	6,203
Investments in non-listed equity instruments	307	399	3,842
Other non-current assets	5,136	7,519	4,093
Total non-current assets	194,847	155,604	165,182
Current assets
Inventories and contracts in progress	16,081	11,295	10,043
Trade receivables	51,043	41,541	30,871
Other current assets	8,424	8,940	8,290
Cash and cash equivalents	140,867	196,028	111,538
Total current assets	216,414	257,804	160,742
Total assets	411,262	413,408	325,924
Equity
Share capital	4,487	4,489	4,096
Share premium	233,895	233,872	141,274
Retained earnings	(1,158)	965	(7,316)
Other reserves	(8,268)	(6,749)	(4,871)
Equity attributable to the owners of the parent	228,955	232,577	133,183
Non-controlling interest	(28)	1
Total equity	228,928	232,578	133,183
Non-current liabilities
Loans & borrowings	55,873	72,637	90,502
Lease liabilities	5,147	5,268	7,086
Deferred tax liabilities	4,312	4,371	4,983
Deferred income	9,277	4,952	5,327
Other non-current liabilities	1,611	2,167	398
Total non-current liabilities	76,220	89,395	108,295
Current liabilities
Loans & borrowings	17,058	17,849	13,984
Lease liabilities	2,902	3,353	3,539
Trade payables	23,230	20,171	17,698
Tax payables	1,246	783	974
Deferred income	41,721	33,307	29,555
Other current liabilities	19,957	15,972	18,695
Total current liabilities	106,114	91,435	84,445
Total equity and liabilities	€ 411,262	€ 413,408	€ 325,924